Amana Mutual Funds Trust, Income Fund : Schedule of Investments

Common Stocks – 93.8%	Number of Shares	Market Value	Percentage of Net Assets

Consumer Discretionary

Automotive Retailers

Genuine Parts	382,000	$40,243,700	2.8%

Home Improvement

Stanley Black & Decker	71,950	12,579,738	0.9%

		52,823,438	3.7%

Consumer Staples

Beverages

PepsiCo	250,000	32,297,500	2.3%

Household Products

Colgate-Palmolive	415,400	31,238,080	2.2%

Kimberly-Clark	230,000	29,515,900	2.1%

Procter & Gamble	40,000	4,941,200	0.3%

Unilever ADR	375,000	19,522,500	1.4%

		85,217,680	6.0%

Packaged Food

McCormick & Co	600,000	50,568,000	3.6%

		168,083,180	11.9%

Health Care

Large Pharma

AbbVie	350,000	37,709,000	2.7%

Bristol-Myers Squibb	650,000	39,864,500	2.8%

Eli Lilly	560,000	114,738,400	8.1%

GlaxoSmithKline ADR	381,107	12,809,006	0.9%

Johnson & Johnson	100,000	15,846,000	1.1%

Novartis ADR	235,400	20,223,214	1.4%

Pfizer	1,150,000	38,513,500	2.7%

		279,703,620	19.7%

Medical Devices

Abbott Laboratories	350,000	41,923,000	3.0%

		321,626,620	22.7%

Industrials

Commercial & Residential Building Equipment & Systems

Honeywell International	260,000	52,611,000	3.7%

Flow Control Equipment

Parker Hannifin	50,000	14,348,000	1.0%

Industrial Distribution & Rental

W.W. Grainger	80,000	29,816,800	2.1%

Industrial Machinery

Illinois Tool Works	300,000	60,654,000	4.3%

Measurement Instruments

Rockwell Automation	300,000	72,984,000	5.2%

Rail Freight

Canadian National Railway	384,000	41,978,880	3.0%

		272,392,680	19.3%

Materials

Basic & Diversified Chemicals

Air Products & Chemicals	110,000	28,118,200	2.0%

Linde	130,000	31,755,100	2.2%

		59,873,300	4.2%

Non Wood Building Materials

Carlisle	260,000	37,765,000	2.7%

Specialty Chemicals

3M	200,000	35,012,000	2.4%

PPG Industries	394,900	53,240,418	3.8%

RPM International	125,000	9,955,000	0.7%

		98,207,418	6.9%

		195,845,718	13.8%

Technology

Communications Equipment

Cisco Systems	400,000	17,948,000	1.3%

Infrastructure Software

Microsoft	400,000	92,952,000	6.6%

Semiconductor Devices

Intel	900,000	54,702,000	3.9%

Texas Instruments	250,000	43,067,500	3.0%

		97,769,500	6.9%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	850,048	107,055,046	7.6%

		315,724,546	22.4%

Total investments	(Cost = $397,118,461)	$1,326,496,182	93.8%

Other assets (net of liabilities)		87,892,636	6.2%

Total net assets		$1,414,388,818	100.0%

ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 96.7%	Number of Shares	Market Value	Percentage of Net Assets

Consumer Discretionary

Apparel, Footwear & Accessory Design

Nike, Class B	100,000	$13,478,000	0.5%

Home Products Stores

Lowe’s	400,000	63,900,000	2.3%

Specialty Apparel Stores

TJX Companies	1,150,000	75,888,500	2.7%

		153,266,500	5.5%

Consumer Staples

Beverages

PepsiCo	168,500	21,768,515	0.8%

Household Products

Church & Dwight	1,200,000	94,500,000	3.4%

Clorox	197,700	35,793,585	1.3%

Estee Lauder, Class A	458,594	131,093,681	4.7%

		261,387,266	9.4%

		283,155,781	10.2%

Health Care

Biotech

Amgen	355,000	79,846,600	2.8%

Large Pharma

Bristol-Myers Squibb	225,000	13,799,250	0.5%

Eli Lilly	350,000	71,711,500	2.6%

Johnson & Johnson	380,000	60,214,800	2.1%

Novo Nordisk ADR	1,002,195	71,406,394	2.6%

		217,131,944	7.8%

Life Science Equipment

Agilent Technologies	900,000	109,863,000	4.0%

Medical Devices

Stryker	300,000	72,807,000	2.6%

		479,648,544	17.2%

Industrials

Building Sub Contractors

EMCOR Group	97,700	9,513,049	0.3%

Commercial & Residential Building Equipment & Systems

Johnson Controls International	1,044,000	58,244,760	2.1%

Industrial Distribution & Rental

Fastenal	644,300	29,876,191	1.1%

Measurement Instruments

Keysight Technologies(1)	500,000	70,760,000	2.5%

Trimble(1)	1,500,000	111,210,000	4.0%

		181,970,000	6.5%

Metalworking Machinery

Lincoln Electric Holdings	307,000	36,259,770	1.3%

Rail Freight

Norfolk Southern	250,000	63,015,000	2.3%

Union Pacific	300,000	61,788,000	2.2%

		124,803,000	4.5%

		440,666,770	15.8%

Materials

Precious Metal Mining

Newmont	750,000	40,785,000	1.5%

		40,785,000	1.5%

Technology

Application Software

Adobe(1)	400,000	183,868,000	6.6%

Intuit	450,000	175,563,000	6.3%

SAP ADR	252,779	31,180,289	1.1%

		390,611,289	14.0%

Communications Equipment

Apple	2,016,000	244,460,160	8.8%

Cisco Systems	1,500,000	67,305,000	2.4%

		311,765,160	11.2%

Information Services

Gartner(1)	179,900	32,209,296	1.2%

Infrastructure Software

Oracle	650,000	41,931,500	1.6%

Semiconductor Devices

Qualcomm	800,000	108,952,000	3.9%

Xilinx	600,000	78,180,000	2.8%

		187,132,000	6.7%

Semiconductor Manufacturing

ASML Holding	308,000	174,663,720	6.3%

Taiwan Semiconductor ADR	1,222,471	153,957,998	5.5%

		328,621,718	11.8%

		1,292,270,963	46.5%

Total investments	(Cost = $520,939,601)	$2,689,793,558	96.7%

Other assets (net of liabilities)		91,221,342	3.3%

Total net assets		$2,781,014,900	100.0%

(1)	Non-income producing

ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks - 88.4%	Number of Shares	Market Value	Country(1)	Perecentage of Net Assets

Communications

Internet Media

Baidu ADR(2)	9,000	$2,551,140	China	4.4%

Naspers ADR	15,600	736,632	South Africa	1.3%

		3,287,772		5.7%

Telecom Carriers

Advanced Info Service	99,000	539,970	Thailand	0.9%

Advanced Info Service NVDR	25,000	136,356	Thailand	0.2%

Saudi Telecom	40,000	1,260,094	Saudi Arabia	2.2%

Telekomunikasi Indonesia ADR	49,000	1,175,020	Indonesia	2.0%

		3,111,440		5.3%

		6,399,212		11.0%

Consumer Discretionary

Apparel, Footwear & Accessory Design

VF	14,000	1,107,820	United States	1.9%

Automobiles

Ford Otomotiv Sanayi	52,500	1,239,357	Turkey	2.1%

Home Improvement

Techtronic Industries	140,000	2,130,543	Hong Kong	3.7%

Home Products Stores

Wilcon Depot(2)	2,400,000	885,262	Philippines	1.5%

		5,362,982		9.2%

Consumer Staples

Food & Drug Stores

Clicks Group	78,000	1,260,988	South Africa	2.2%

Household Products

Colgate-Palmolive	16,000	1,203,200	United States	2.1%

LG Household & Health Care	900	1,211,679	Korea	2.1%

Unicharm	28,000	1,109,882	Japan	1.9%

Unilever ADR	22,000	1,145,320	United Kingdom	1.9%

		4,670,081		8.0%

Packaged Food

Indofood CBP Sukses Makmur	1,200,000	722,038	Indonesia	1.2%

M. Dias Branco	30,000	153,581	Brazil	0.3%

		875,619		1.5%

		6,806,688		11.7%

Energy

Renewable Energy Equipment

TPI Composites(2)	10,000	476,600	United States	0.8%

		476,600		0.8%

Financials

Islamic Banking

BIMB Holdings	686,700	687,630	Malaysia	1.2%

Real Estate Owners & Developers

SM Prime Holdings	1,120,000	834,975	Philippines	1.4%

		1,522,605		2.6%

Health Care

Health Care Facilities

Bangkok Dusit Medical Services NVDR	1,700,000	1,116,482	Thailand	1.9%

IHH Healthcare	600,000	751,814	Malaysia	1.3%

KPJ Healthcare	3,000,992	740,399	Malaysia	1.3%

		2,608,695		4.5%

Health Care Services

Fleury	250,000	1,196,424	Brazil	2.1%

		3,805,119		6.6%

Industrials

Logistics Services

Kerry Logistics Network	400,000	1,164,614	China(3)	2.0%

Rail Freight

Kansas City Southern Industries	6,500	1,380,210	United States	2.4%

Waste Management

Sunny Friend Environmental Technolo	150,000	1,192,337	Taiwan	2.0%

		3,737,161		6.4%

Materials

Precious Metal Mining

Barrick Gold	50,000	933,500	Canada	1.6%

Specialty Chemicals

International Flavors & Fragrances	5,000	677,550	United States	1.2%

Steel Raw Material Suppliers

Rio Tinto ADR	4,000	349,600	United Kingdom	0.6%

		1,960,650		3.4%

Technology

Application Software

Tencent Holdings ADR	36,000	3,139,200	China	5.4%

Communications Equipment

Samsung Electronics	23,800	1,744,199	Korea	3.0%

Sercomm	420,000	1,097,547	Taiwan	1.9%

		2,841,746		4.9%

Computer Hardware & Storage

Advantech	117,685	1,530,424	Taiwan	2.6%

Electronics Components

Delta Electronics	150,000	1,509,784	Taiwan	2.6%

Silergy	41,400	3,974,361	China(3)	6.8%

		5,484,145		9.4%

Semiconductor Devices

Micron Technology(2)	17,000	1,556,010	United States	2.7%

Monolithic Power Systems	2,600	973,752	United States	1.7%

Qualcomm	8,500	1,157,615	United States	2.0%

		3,687,377		6.4%

Semiconductor Manufacturing

ASM Pacific Technology	90,000	1,249,225	China(3)	2.2%

Taiwan Semiconductor ADR	21,000	2,644,740	Taiwan	4.5%

		3,893,965		6.7%

		20,576,857		35.4%

Utilities

Utility Networks

Hong Kong & China Gas	487,324	735,376	China(3)	1.3%

		735,376		1.3%

Total investments	(Cost = $33,221,757)	$51,383,250		88.4%

Other assets (net of liabilities)		6,764,702		11.6%

Total net assets		$58,147,952		100.0%

(1)	Country of domicile unless otherwise indicated
(2)	Non-income producing
(3)	Denotes a country or region of primary exposure

ADR: American Depositary Receipt

NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk – 59.7%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets

Communications

Saudi Telecom(2)	3.89% due 05/13/2029	$5,450,000	$6,138,825	Saudi Arabia	4.1%

			6,138,825		4.1%

Consumer Discretionary

Almarai(2)	4.311% due 03/05/2024	6,000,000	6,495,438	Saudi Arabia	4.4%

			6,495,438		4.4%

Financials

Dubai International Finance Centre(2)	4.325% due 11/12/2024	3,000,000	3,207,365	United Arab Emirates	2.2%

Dubai Islamic Bank(2)	2.95% due 02/20/2025	6,200,000	6,495,565	United Arab Emirates	4.4%

Emirates Islamic Bank(2)	3.542% due 05/31/2021	6,050,000	6,083,529	United Arab Emirates	4.1%

Investment Corporate of Dubai(2)	5.00% due 02/01/2027	6,250,000	6,999,510	United Arab Emirates	4.7%

Majid Al Futtaim(2)	4.50% due 11/03/2025	3,750,000	4,152,743	United Arab Emirates	2.8%

Majid Al Futtaim(2)	4.638% due 05/14/2029	3,650,000	4,169,226	United Arab Emirates	2.8%

Qatar International Bank(2)	3.982% due 03/26/2024	5,650,000	6,101,216	Qatar	4.1%

Sharjah Islamic Bank(2)	3.084% due 09/08/2021	2,800,000	2,828,585	United Arab Emirates	1.9%

Sharjah(2)	3.854% due 04/03/2026	2,500,000	2,691,668	United Arab Emirates	1.8%

			42,729,407		28.8%

Industrials

DP World Crescent(2)	3.908% due 05/31/2023	4,500,000	4,738,843	United Arab Emirates	3.2%

			4,738,843		3.2%

Materials

Equate(2)	3.944% due 02/21/2024	5,600,000	5,960,600	United Arab Emirates	4.0%

			5,960,600		4.0%

Technology

Axiata SPV2(2)	4.357% due 03/24/2026	4,150,000	4,691,285	Malaysia	3.2%

			4,691,285		3.2%

Utilities

Saudi Electric Global(2)	4.211% due 04/03/2022	1,500,000	1,557,307	Saudi Arabia	1.1%

Saudi Electric Global(2)	4.00% due 04/08/2024	1,200,000	1,298,785	Saudi Arabia	0.9%

Saudi Electric Global(3)	4.00% due 04/08/2024	1,500,000	1,622,700	Saudi Arabia	1.1%

Tabreed SPC(2)	5.50% due 10/31/2025	5,900,000	6,797,095	United Arab Emirates	4.6%

TNB Global Ventures Cap(2)	3.244% due 10/19/2026	6,040,000	6,442,828	Malaysia	4.3%

			17,718,715		12.0%

Total Corporate Sukuk		(Cost is $85,232,370)	$88,473,113		59.7%

Government Sukuk – 33.4%

Foreign Government Sukuk

Department of Finance Dubai(2)	3.875% due 01/30/2023	3,750,000	3,916,933	United Arab Emirates	2.6%

Department of Finance Dubai(2)	5.00% due 04/30/2029	4,500,000	5,273,888	United Arab Emirates	3.6%

Islamic Development Bank(2)	3.389% due 09/26/2023	3,500,000	3,751,819	Saudi Arabia	2.5%

Kingdom of Saudi Arabia(2)	2.894% due 04/20/2022	1,500,000	1,538,191	Saudi Arabia	1.1%

Kingdom of Saudi Arabia(2)	3.628% due 04/20/2027	4,500,000	5,015,812	Saudi Arabia	3.4%

Kingdom of Saudi Arabia(2)	4.303% due 01/19/2029	1,500,000	1,742,105	Saudi Arabia	1.2%

Oman Sovereign(2)	4.397% due 06/01/2024	1,500,000	1,551,659	Oman	1.0%

Perusahaan Penerbit SBSN(2)	3.75% due 03/01/2023	4,500,000	4,752,045	Indonesia	3.2%

Perusahaan Penerbit SBSN(2)	4.55% due 03/29/2026	5,685,000	6,433,999	Indonesia	4.3%

Perusahaan Penerbit SBSN(2)	4.45% due 02/20/2029	5,550,000	6,292,368	Indonesia	4.2%

Ras Al Khaimah(2)	3.094% due 03/31/2025	3,150,000	3,339,000	United Arab Emirates	2.3%

State of Qatar(2)	3.241% due 01/18/2023	5,700,000	5,976,427	Qatar	4.0%

Total Government Sukuk		(Cost is $47,890,587)	$49,584,246		33.4%

Bank Time Deposits – 0.3%

Arab Banking Corp., NY Branch	0.315% due 08/24/2021	$500,000	$500,000		0.3%

Total Bank Time Deposits		(Cost is $500,000)	500,000		0.3%

Total investments		(Cost $138,122,956)	$138,557,359		93.4%

Other assets (net of liabilities)			9,638,302		6.6%

Total net assets			$148,195,661		100.0%

(1)	Country of risk
(2)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 26, 2021, the aggregate value of these securities was $136,434,659 representing 92.0% of net assets.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 26, 2021, the net value of these securities was $1,622,700 representing 1.1% of net assets.

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.

Bank time deposits are accounted for on cost basis, which approximates market value. Bank time deposits will be categorized as a Fair Value Level 2.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 —

Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021, in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:
	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total

Income Fund

Common Stocks[1]	$1,326,496,182	$-	$-	$1,326,496,182

Total Assets	$1,326,496,182	$-	$-	$1,326,496,182

Growth Fund

Common Stocks[1]	$2,689,793,558	$-	$-	$2,689,793,558

Total Assets	$2,689,793,558	$-	$-	$2,689,793,558

Developing World

Common Stocks

Communications	$4,462,792	$1,936,420	$-	$6,399,212

Consumer Discretionary	$1,107,820	$4,255,162	$-	$5,362,982

Consumer Staples	$2,348,520	$4,458,168	$-	$6,806,688

Energy	$476,600	$-	$-	$476,600

Financials	$-	$1,522,605	$-	$1,522,605

Health Care	$-	$3,805,119	$-	$3,805,119

Industrials	$1,380,210	$2,356,951	$-	$3,737,161

Materials	$1,960,650	$-	$-	$1,960,650

Technology	$9,471,317	$11,105,540	$-	$20,576,857

Utilities	$-	$735,376	$-	$735,376

Total Assets	$21,207,909	$30,175,341	$-	$51,383,250

Participation Fund

Corporate Sukuk[1]	$-	$88,473,113	$-	$88,473,113

Government Sukuk[1]	$-	$49,584,246	$-	$49,584,246

Bank time deposits[1]	$-	$500,000	$-	$500,000

Total Assets	$-	$138,557,359	$-	$138,557,359

During the period ended February 28, 2021, no Fund had transfers between Level 1, Level 2, and Level 3.

(1)	See the Schedule of Investments for additional details